SCHEDULE OF FAIR VALUE OF STOCK OPTIONS (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares		Dec. 31, 2024 $ / shares
Share Based Payments
Fair value at grant date (per option)				$ 3.46
Volatility		77.00%	[1]	77.00%	[1]
Forfeiture rate		5.00%		5.00%
Option life (years)		10 years		10 years
Risk-free interest rate		3.66%		3.66%
Exercise price | (per share)	$ 1.43	$ 4.23		$ 0.80
Share price at grant date | (per share)		$ 4.23		$ 4.23
Expected dividends		0.00%		0.00%

[1]	Volatility is based on a statistical analysis of historical share prices.